SIGNIFICANT ACCOUNTING POLICIES - Summary of annual rate of depreciation on property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Computers and peripheral equipment | Minimum
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	33.00%
Computers and peripheral equipment | Maximum
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	50.00%
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	10.00%
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	20.00%
Building
Property, Plant and Equipment [Line Items]
Annual rate of depreciation on property and equipment	4.00%
Leasehold improvements
Property, Plant and Equipment [Line Items]
Description Of annual rate of depreciation on property and equipment	The shorter of term of the lease or the useful life of the asset